Securitizations and Variable Interest Entities - Type and carrying value of financial assets (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Liabilities [Abstract]
Long-term borrowings	¥ 7,655,767	¥ 7,195,408
Transferred to SPEs [Member]
Trading assets
Equities	3,000	6,000
Debt securities	22,000	20,000
CMBS and RMBS	1,000	7,000
Loans	1,000	3,000
Total	27,000	36,000
Liabilities [Abstract]
Long-term borrowings	¥ 26,000	¥ 36,000